UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden National Municipals Fund, Inc.

JUNE 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden National Municipals Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden National Municipals Fund, Inc.

Dryden National Municipals Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden National Municipals Fund, Inc. (the Fund) is to seek a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–0.74%	0.64%	28.77%	74.70% (74.46)	144.57% (144.24)
Class B	–0.86	0.39	27.26	69.34 (69.11)	480.21 (479.43)
Class C	–0.98	0.14	25.70	N/A	62.50 (62.28)
Class Z	–0.61	0.89	30.38	N/A	27.34
Lehman Brothers Municipal Bond Index[3]	–0.68	0.76	33.03	86.60	***
Lipper General Municipal Debt Funds Avg.[4]	–0.99	0.32	25.72	70.17	****

Average Annual Total Returns[1] as of 6/30/04
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–3.39%	4.33%	5.31% (5.29)	6.09% (6.08)
Class B	–4.30	4.78	5.41 (5.39)	7.54
Class C	–0.80	4.68	N/A	5.02 (5.00)
Class Z	0.89	5.45	N/A	4.54
Lehman Brothers Municipal Bond Index[3]	0.76	5.87	6.44	***
Lipper General Municipal Debt Funds Avg.[4]	0.32	4.67	5.44	****

Distributions and Yields[1] as of 6/30/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.48	3.40%	5.07%	5.23%
Class B	$0.47	3.30	4.93	5.08
Class C	$0.45	3.05	4.55	4.69
Class Z	$0.50	3.79	5.66	5.83

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.0%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 4/25/80; Class C, 8/1/94; and Class Z, 1/22/99.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. 4The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings. Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

5Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns are 163.34% for Class A, 553.59% for Class B, 83.23% for Class C, and 30.29% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns are 6.95% for Class A, 8.08% for Class B, 6.30% for Class C, and 5.01% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 141.64% for Class A, 536.63% for Class B, 67.11% for Class C, and 22.22% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 6.30% for Class A, 7.92% for Class B, 5.30% for Class C, and 3.76% for Class Z.

Dryden National Municipals Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/04
Mercer Cnty. Poll. Cntrl. Rev., 7.20% 6/30/13	1.9%
Broward Cnty. Res. Recov. Rev., 5.50% 12/01/08	1.9
Ohio St. Water Dev. Auth. Poll. Ctrl. Facs. Rev., 7.80% 11/01/14	1.8
California St. G.O., 5.25% 2/01/27	1.8
Houston Utility Sys. Rev., 5.25% 5/15/21	1.7

Issues are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 6/30/04
General Obligation	13.7%
Healthcare	13.2
Lease Backed Certificate of Participation	9.8
Corporate Backed IDB & PCR	8.9
Water & Sewer	8.4
Transportation	8.1
Power	8.0
Housing	6.6
Special Tax/Assessment District	5.9
Education	5.7
Tobacco	5.7
Solid Waste/Resource Recovery	2.5
Other	1.5
Other Muni	0.8
Total Investments	98.8
Other assets in excess of liabilities	1.2
Net Assets	100.0

Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/04
Aaa	50.2%
Aa	10.9
A	14.6
Baa	8.8
Ba	0.1
B	1.0
Not Rated	13.2
Total Investments	98.8
Other assets in excess of liabilities	1.2
Net Assets	100.0

*Source: Moody’s Investor Service (Moody’s). Credit Quality is subject to change.

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Financial Statements

June 30, 2004	SEMIANNUAL REPORT

Dryden National Municipals Fund, Inc.

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 95.8%

Alaska 0.5%
Northern Tobacco Securitization Corp. Rev., Asset Bkd. Bonds	Baa3	6.50%	6/01/31	$3,000		$2,578,380

Arizona 1.1%
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.	Aaa	7.25	7/15/10	1,225		1,289,803
Pima Cnty. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	7.50	7/01/10	3,000	(e)	3,644,640
Tucson Cnty., G.O., Ser. A	Aa2	7.375	7/01/12	1,100		1,362,317

						6,296,760

California 9.1%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S.	NR	15.493	9/01/16	2,210		3,227,418
Ser. 641B, F.S.A., R.I.T.E.S.	NR	15.493	9/01/24	1,815		2,564,976
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev., Keller Canyon Landfill Co. Proj., A.M.T.	B2	6.875	11/01/27	2,500		2,430,450
California St. Pub. Wks. Brd. Lease Rev.,
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/19	2,000		2,123,980
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/20	2,000		2,111,000
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/22	2,000		2,083,720
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	9,900		10,036,125
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. G	A	2.30(c)	4/01/34	2,850		2,764,728
Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P.,
Cmnty. Hosps. of Central California	Baa2	4.75	2/01/08	1,115		1,145,038
Cmnty. Hosps. of Central California	Baa2	4.75	2/01/09	1,165		1,193,729

See Notes to Financial Statements

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cmnty. Hosps. of Central California	Baa2	4.75%	2/01/10	$1,210	$1,233,970
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero	10/01/21	60	24,049
Foothill / Eastern Corridor Agcy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	2,500	2,690,675
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B.,	Baa1	5.75	6/01/22	2,500	2,563,200
Los Angeles Cmnty. Redev. Agcy. Fin. Auth. Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	4,500	4,558,185
Los Angeles Harbor Dept. Rev., Ser. B, A.M.T.	Aa2	5.375	11/01/23	2,000	2,018,680
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	612,680
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero	1/15/36	11,000	1,812,140
Santa Margarita Dana Point Auth. Rev., Impvt. Dists. 3, 4, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,524,400
Stockton Redev. Agy. Rev., Stockton Events Ctr., Arena Proj., F.G.I.C.	Aaa	5.00	9/01/28	1,500	1,477,140
West Contra Costa Sch. Dist., C.O.P., Rfdg.,	Baa3	7.125	1/01/24	1,600	1,634,320

					50,830,603

Colorado 3.3%
Adams & Arapahoe Cntys. Joint Sch. Dist. No. 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25	12/01/20	2,000	2,114,060
Arapahoe Cnty., Sch. Dist., No. 005, Cherry Creek	Aa2	5.50	12/15/19	1,885	2,036,385
Boulder Cnty. Sales & Use Tax Rev., Ser. A, F.G.I.C.	AAA(d)	6.00	12/15/17	3,970	4,468,870

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Colorado Dept. Trans. Rev.,
Rev. Antic. Nts., Ser. A, F.G.I.C.	Aaa	5.00%	12/15/15	$2,455		$2,626,236
Rev. Antic. Nts., Ser. A, F.G.I.C.	Aaa	5.00	12/15/16	2,700		2,864,808
Colorado Hsg. Fin. Auth. Sngl. Fam. Proj.,
Ser. A, A.M.T.	Aa2	8.00	6/01/25	40		40,164
Ser. A-2, A.M.T.	Aa2	7.25	5/01/27	304		305,101
Ser. A-2, A.M.T.	Aa2	6.875	11/01/28	595		598,873
Ser. B-1, A.M.T.	Aa2	7.90	12/01/25	70		70,286
Ser. C-1, A.M.T., M.B.I.A.	Aaa	7.65	12/01/25	310		311,237
Ser. C-2, A.M.T., F.H.A.	Aa2	5.90	8/01/23	1,390		1,432,186
Ser. C-2, A.M.T., F.H.A.	Aa2	7.05	4/01/31	1,265		1,269,390
Westminster Sales & Use Tax Ref. Rev., Str. Proj., Ser. A	AA(d)	5.60	12/01/16	400		434,872

						18,572,468

Connecticut 1.3%
Connecticut St. Spec. Tax Oblig. Rev., Trans. Infrastructure, Ser. A	Aaa	7.125	6/01/10	1,000	(b)	1,177,790
Connecticut St., G.O.,
Rite-1060 R	AAA(d)	8.721	11/15/09	2,855		3,021,789
Ser. C	Aa3	5.00	12/15/07	3,000		3,221,400

						7,420,979

Florida 6.6%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	9,600		10,401,216
Florida St. Brd. of Ed., G.O.	Aa2	9.125	6/01/14	1,260		1,681,432
Florida St. Corr. Privatization Commn. Certs. Part. Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/14	3,520		3,765,625
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/15	3,690		3,911,843
Hillsborough Cnty. Ind. Dev. Auth. Hosp. Rev., Tampa Gen. Hosp. Proj., Ser. B	Baa1	5.25	10/01/28	1,000		952,510
Jacksonville Elec. Auth. Rev., Elec. Sys., Ser. 3-A	Aa2	5.20	10/01/33	1,000		999,920

See Notes to Financial Statements

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Lakeland Elec. & Wtr. Rev., First Lien, Ser. B, F.S.A.	Aaa	6.55%	10/01/05	$2,000		$2,116,720
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	3,040		3,279,765
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj.	Aaa	5.00	11/01/30	3,000		3,215,550
Palm Beach Cnty. Sch. Brd.,
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/22	1,350		1,373,490
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/23	2,555		2,585,175
Volusia Cnty. Sch. Brd. Salestax Rev., F.S.A.	Aaa	5.00	10/01/08	2,385		2,573,033

						36,856,279

Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev. Rev.	Aa2	6.75	7/01/16	500		606,130
Fulton Cnty. Sch. Dist. Rev.	Aa2	6.375	5/01/17	750		896,895

						1,503,025

Guam 0.6%
Guam Pwr. Auth. Rev.,
Ser. A	AAA(d)	6.625	10/01/14	1,000	(b)	1,033,260
Ser. A	AAA(d)	6.75	10/01/24	2,000	(b)	2,067,140

						3,100,400

Hawaii 0.5%
Hawaii St. Harbor Cap. Impvt. Rev., A.M.T., F.G.I.C.	Aaa	6.25	7/01/15	500		510,060
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,061,860

						2,571,920

Illinois 3.8%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975		1,985,270
Chicago Sngl. Fam. Mtge. Rev., Ser. A, A.M.T., F.N.M.A., G.N.M.A.	AAA(d)	7.15	9/01/31	535		538,600
Chicago, G.O., F.G.I.C.	Aaa	5.25	1/01/28	3,625		3,661,214

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Eastern Illinois Univ. Rev., Auxilary Facs. Sys., A.M.B.A.C.	Aaa	5.625%	4/01/18	$1,800		$1,941,498
Gilberts Spec. Svc. Area No. 9 Spec. Tax, Big Timber Proj.	NR	7.75	3/01/27	2,000		2,160,540
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advancement Fd., Univ. Ctr. Proj.	Baa2	6.00	5/01/22	1,500		1,505,970
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		4,921,600
Mc Lean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,000		4,385,920

						21,100,612

Indiana 0.0%
Gary Mtge. Rev., Lakeshore Dunes Apts., Ser. A, G.N.M.A.	AAA(d)	6.00	8/20/34	90		92,184

Kansas 0.5%
Sedgwick & Shwnee Cnty. Sngl. Fam. Rev., Ser. A, G.N.M.A., F.N.M.A.	Aaa	3.00	6/01/27	2,730		2,886,347

Louisiana 1.2%
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.	Aaa	8.90	2/01/07	5,780		6,689,252

Maryland 2.0%
Baltimore, Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(d)	7.00	8/01/11	920		938,869
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. Maryland Med. Sys.	A3(d)	6.75	7/01/30	5,000		5,599,150
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corp. Proj.	NR	7.25	7/01/07	2,171	(e)	2,309,488
Montgomery Cnty. Res. Rec. Proj., Ser. A	A2	6.00	7/01/07	1,000	(e)	1,066,560
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., F.S.A.	Aaa	6.50	9/01/12	1,000		1,176,510

						11,090,577

See Notes to Financial Statements

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Massachusetts 3.9%
Boston Ind. Dev. Fin. Auth. Swr. Fac. Rev., Harbor Elec. Engy. Co. Proj., A.M.T.	Aa3	7.375%	5/15/15	$1,295		$1,300,063
Mass. St. Dev. Fin. Agcy. Rev., Concord Assabet Fam. Svcs.	Ba2	6.00	11/01/28	640	(e)	601,306
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
Beth Israel Hosp., A.M.B.A.C.	Aaa	10.653(c)	7/01/25	1,500		1,507,800
Caritas Christi Oblig., Ser. B	Baa3	6.75	7/01/16	3,590		3,852,429
Harvard Univ., Ser. W	Aaa	6.00	7/01/35	500	(b)	574,135
Simmons Coll., Ser. D., A.M.B.A.C.	Aaa	6.05	10/01/20	1,000	(b)	1,153,730
Univ. Mass. Pro., Ser. A, F.G.I.C.	Aaa	5.875	10/01/29	500		536,805
Valley Reg. Hlth. Sys., Ser. C	AAA(d)	7.00	7/01/10	825		971,322
Mass. St. Ind. Fin. Agcy. Bradford Coll.	NR	5.625	11/01/28	1,000	(e)(f)(g)	280,000
Mass. St. Wtr. Poll. Abatement Trust, Pool Prog., Ser. 9	Aaa	5.25	8/01/33	2,500		2,535,950
Mass. St. Wtr. Poll.,
Abatement Trust Rev., Ser. A	Aaa	6.375	2/01/15	80		81,878
Pool Prog. Bonds, Ser. 6	Aaa	5.625	8/01/17	2,870		3,144,831
Mass. St. Wtr. Res. Auth. Rev.,
Ser. B, M.B.I.A.	Aaa	6.25	12/01/11	500		581,975
Ser. D, M.B.I.A.	Aaa	6.00	8/01/13	500		576,895
Mass. St.,
Cons. Ln., Ser. C, G.O.	Aa2	5.25	11/01/30	1,425	(b)	1,552,566
Ser. C, G. O., F.G.I.C.	Aaa	6.00	8/01/09	1,250		1,407,787
Rail Connections Inc. Rev., Rte. 128, Ser. B, A.C.A.	Aaa	Zero	7/01/21	2,500	(b)	988,850

						21,648,322

Michigan 5.6%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A.	Aaa	5.25	7/01/32	7,500		7,585,800
Dickinson Cnty. Mem. Hosp. Sys. Rev.	Baa3	8.00	11/01/14	1,000	(b)	1,040,900
Harper Creek Cmnty. Sch. Dist., G.O.	Aa1	5.50	5/01/17	1,500		1,623,615

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Michigan Mun. Bond Auth. Rev.,
Clean Wtr. St. Revolving Fd.	Aaa	5.00%	10/01/13	$5,000		$5,411,350
Drinking Wtr. St. Revolving Fd.	Aaa	5.25	10/01/15	2,000		2,182,060
Michigan St. Bldg. Auth. Rev.,
Facs. Prog., Ser II	Aa2	5.50	10/15/09	3,000	(b)	3,291,390
Rfdg. Facs. Prog., Ser III	Aa2	5.375	10/15/22	3,750		3,921,900
Michigan St. Hosp. Fin. Auth. Rev.,
Genesys Hlth. Sys., Ser. A	AAA(d)	8.125	10/01/21	1,000	(b)	1,096,940
Genesys Hlth. Sys., Ser. A	AAA(d)	7.50	10/01/27	500	(b)	535,125
Okemos Pub. Sch. Dist.,
M.B.I.A.	Aaa	Zero	5/01/12	1,100		789,360
M.B.I.A.	Aaa	Zero	5/01/13	1,000		677,800
Sturgis Pub. Sch. Dist., Sch. Bldg. & Site, G.O.	Aa1	5.50	5/01/14	670		732,766
Wyandotte Elec. Rev., G.O., M.B.I.A.	Aaa	6.25	10/01/08	2,000		2,170,660

						31,059,666

Minnesota 0.9%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	4,835		4,985,320

Missouri 0.8%
Missouri St. Hsg. Dev. Comm. Mtge. Rev., Sngl. Fam. Homeowner Ln., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	AAA(d)	7.20	9/01/26	730		742,527
St. Louis Arpt. Rev., Arpt. Dev. Prog., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,500		3,786,755

						4,529,282

Nevada 0.4%
Henderson, Wtr. & Swr., Ser. A, G.O., F.G.I.C.	Aaa	5.25	9/01/15	2,000		2,121,600

New Hampshire 0.9%
Manchester Hsg. & Redev. Auth. Rev., C.A.B.S., Ser. B, A.C.A.	Baa3	Zero	1/01/24	4,740		1,361,423
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev., New Hampshire Coll.	BBB-(d)	6.30	1/01/16	500		503,340
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Coll. Issue	BBB-(d)	7.50	1/01/31	3,000		3,180,120

						5,044,883

See Notes to Financial Statements

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Jersey 1.9%
New Jersey Hlth. Care Facs. Fin. Auth. Rev. Rfdg.,
Atlantic City Med. Ctr.	A2	6.25%	7/01/17	$2,175		$2,376,492
St. Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000		2,171,380
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
Raritan Bay Med. Ctr. Issue	NR	7.25	7/01/27	2,000		2,082,500
South Jersey Hosp.	Baa1	6.00	7/01/26	1,565		1,604,939
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000		1,021,640
Tobacco Settlement Fin. Corp.,
Asset Bkd.	Baa3	6.00	6/01/37	400		322,988
Bonds	Baa3	6.25	6/01/43	1,000		811,320

						10,391,259

New Mexico 1.8%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mgte., Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	3.50	7/01/35	5,000		4,986,300
Sngl. Fam. Mtge., Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	2,110		2,176,993
New Mexico St. Hosp. Equipment Ln., Council Hosp. Rev., Mem. Med. Ctr. Inc. Proj.	B1	5.50	6/01/28	3,000		3,004,710

						10,168,003

New York 13.8%
Erie Cnty. Ind. Dev. Agy. Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250		1,381,925
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	3,030		3,281,732
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	6,765		7,247,683
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,000		4,331,440
New York City Transitional Fin. Auth. Rev.,
Future Tax, Ser. A	Aaa	5.75	2/15/17	1,555	(b)	1,762,421
Ser. C	Aa2	5.50	2/15/16	2,500		2,694,825

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	13

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Balance, Future Tax Sec’d., Ser. A	Aaa	5.75%	2/15/17	$3,445		$3,789,845
New York City, G.O.,
Ser. B	A2	8.25	6/01/06	1,500		1,657,035
Ser. B	A2	7.25	8/15/07	3,500		3,927,945
Ser. D	A2	7.65	2/01/07	45		45,207
New York St. Engy. Resh. & Dev. Auth. Poll. Ctrl. Rev., Cent. Hudson Gas Elec., Ser. A, A.M.T., A.M.B.A.C.	Aaa	3.00	12/01/28	3,000		2,902,680
New York St. Environ. Facs. Corp. Poll. Ctrl. Rev.,
St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	20		21,538
St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	1,260		1,349,410
New York St. Mun. Brd. Bank Agcy. Spl. Sch. Purp. Rev.,
Ser. C	A+(d)	5.25	6/01/22	3,200		3,263,776
Ser. C	A+(d)	5.25	12/01/22	3,595		3,666,648
New York St. Urban Dev. Corp. Corr. & Youth Facs. Svc., Ser. A	A3	5.00	1/01/09	2,650		2,840,509
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., Ser. B,	NR	7.625	1/01/30	1,000		1,000,220
Tobacco Settlement Fin. Corp.,
Asset Bkd., Ser. A-1	A3	5.50	6/01/14	4,125		4,364,704
Asset Bkd., Ser. A-1	A3	5.50	6/01/16	3,000		3,159,030
Asset Bkd., Ser. A-1	A3	5.50	6/01/18	3,000		3,173,310
Asset Bkd., Ser. A-1	A3	5.50	6/01/19	5,000		5,277,300
Ser. C-1	A3	5.50	6/01/14	3,000		3,174,330
Ser. C-1	A3	5.50	6/01/15	4,500		4,762,530
United Nations Dev. Corp. Rev.,
Ser. A	A3	5.25	7/01/12	1,665		1,746,435
Ser. A	A3	5.25	7/01/15	1,730		1,801,743
Ser. A	A3	5.25	7/01/17	2,000		2,070,620
Ser. A	A3	5.25	7/01/21	1,370		1,383,947
Ser. A	A3	5.25	7/01/25	1,000		1,006,030

						77,084,818

North Carolina 2.6%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000		1,080,520
Charlotte Storm Wtr. Fee Rev.,	Aa2	6.00	6/01/25	500	(b)	573,250

See Notes to Financial Statements

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

No. Carolina Eastern Mun. Pwr. Agcy.,
Pwr. Sys. Rev., A.M.B.A.C.	Aaa	6.00%	1/01/18	$1,000		$1,149,460
Pwr. Sys. Rev., Ser. A	Aaa	6.00	1/01/26	650	(b)	755,157
Pwr. Sys. Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	2,635		3,211,986
Pwr. Sys. Rev., Ser. A, E.T.M.	Baa2	6.40	1/01/21	1,000		1,195,500
Pwr. Sys. Rev., Ser. A, M.B.I.A.	Aaa	6.50	1/01/18	1,005		1,202,221
No. Carolina Hsg. Fin. Agcy., Home Ownership, Ser. 6 A, A.M.T.	Aa2	6.20	1/01/29	855		882,676
No. Carolina Mun. Pwr. Agcy., No. 1 Catawba Elec. Rev., M.B.I.A.	Aaa	6.00	1/01/10	1,250		1,408,513
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000		1,090,760
Pitt Cnty. Rev., Mem. Hosp., E.T.M.	Aaa	5.25	12/01/21	1,000		1,033,520
Raleigh Comb. Enterprise Sys. Rev.	Aa1	5.00	3/01/21	1,000		1,025,380

						14,608,943

North Dakota 1.9%
Mercer Cnty. Poll. Ctrl. Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000		10,807,200

Ohio 8.2%
Akron, G.O.	A1	10.50	12/01/04	200		207,436
Brecksville Broadview Heights City Sch. Dist., F.G.I.C.	Aaa	6.50	12/01/16	1,000		1,112,600
Cleveland,
G.O., M.B.I.A.	Aaa	5.75	8/01/14	1,000		1,139,050
G.O., M.B.I.A.	Aaa	5.75	8/01/15	1,000		1,139,070
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A.	AA(d)	7.625	1/01/22	1,690	(b)	2,083,246
Cuyahoga Cnty. Hosp. Facs. Rev., Canton Inc. Proj.	Baa2	7.50	1/01/30	5,000		5,461,200
Cuyahoga Cnty. Hosp. Rev., Meridia Hlth. Sys.	A1	6.25	8/15/24	1,500	(b)	1,605,330
Dayton, G.O., M.B.I.A.	Aaa	7.00	12/01/07	480		544,666
Dover Mun. Elec. Sys. Rev., F.G.I.C.	Aaa	5.95	12/01/14	1,000		1,064,520

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	15

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Greene Cnty. Wtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.125%	12/01/21	$1,000		$1,105,300
Hamilton Cnty. Sales Tax Rev.,
Sub. C.A.B.S., Ser. B, A.M.B.A.C.	Aaa	Zero	12/01/20	2,000		874,820
Sub. Ser. B, A.M.B.A.C.	Aaa	5.25	12/01/32	3,740		3,782,449
Hilliard Sch. Dist. C.A.B.S. Sch. Impvt., F.G.I.C.	Aaa	Zero	12/01/19	1,720		805,614
Lorain Cnty. Hosp. Rev., Rfdg. Mtge., Ser. C	BBB(d)	6.875	6/01/22	2,000		2,055,900
Lucas Cnty. Hlth. Care Fac. Rev.,
Ref. Presbyterian Svcs., Ser. A	NR	6.625	7/01/14	1,750		1,820,367
Rfdg. Impvt., Sunset Ret., Ser. A	NR	6.625	8/15/30	1,000		1,025,240
Montgomery Cnty. Swr. Sys. Rev., Greater Moraine, Beaver Creek, F.G.I.C.	Aaa	Zero	9/01/05	1,000		979,770
Mount Vernon City Sch. Dist., G.O., F.G.I.C.	Aaa	7.50	12/01/14	500		517,065
Newark, Ltd. Tax, G.O., A.M.B.A.C.	Aaa	Zero	12/01/06	805		756,458
Ohio Hsg. Fin. Agcy. Mtge. Rev.,
Res. Con. Opt., Ser. C-1, A.M.T., G.N.M.A.	Aaa	6.05	3/01/32	430		445,708
Ser. A-1, A.M.T., G.N.M.A.	Aaa	6.35	9/01/31	45		45,257
Ohio St. Bldg. Auth., St. Corr. Facs., Ser. A	Aa2	6.00	10/01/08	615		686,297
Ohio St. Higher Edl. Fac. Comn. Rev., Case Western Resv. Univ., Ser. B	A1	6.50	10/01/20	750		903,555
Ohio St. Solid Wste. Rev., CSC Ltd. Proj., A.M.T.	NR	8.50	8/01/22	500	(e)(f)	0
Ohio St. Univ. Gen. Rcpts., Ser. A	Aa2	6.00	12/01/16	1,000		1,124,890
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Buckeye Pwr. Inc. Proj., A.M.B.A.C.	Aaa	7.80	11/01/14	9,900		10,299,069
Ohio St. Wtr. Dev. Auth. Rev. Wtr. Dev.—Fresh Wtr. Ser.	Aa1	5.125	12/01/18	3,000		3,125,940
Richland Cnty Hosp. Facs. Rev., Medcentral Hlth. Sys., Ser. B	A-(d)	6.375	11/15/22	1,000		1,054,070

						45,764,887

Oklahoma 1.1%
Oklahoma St. Tpke. Auth. Tpke. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa	5.00	1/01/16	5,900		6,189,690

See Notes to Financial Statements

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Oregon 0.8%
Oregon St. Dept. Admin. Svcs. Lottery Rev., Ser. A, F.S.A.	Aaa	5.00%	4/01/11	$4,075		$4,421,701

Pennsylvania 0.8%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.	BBB-(d)	5.60	7/01/10	685		686,480
Monroe Cnty. Hosp. Auth. Rev., Hosp., Pocono Med. Ctr.,	BBB+(d)	6.00	1/01/43	1,750		1,724,905
Westmoreland Cnty. Ind. Dev. Auth. Rev., Valley Landfill Proj.	BBB(d)	5.10	5/01/18	2,000		2,054,400

						4,465,785

Puerto Rico 0.8%
Puerto Rico Comnwlth.,
PA625, R.I.T.E.S., A.M.B.A.C., T.C.R.S.	NR	12.70	7/01/10	500	(e)	695,190
PA642B, R.I.T.E.S., M.B.I.A.	NR	10.22	7/01/12	1,000	(e)	1,286,220
Puerto Rico Comwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250		2,411,640
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs. Rev., Ser. J, C.A.B.S., E.T.M.	Baa1	Zero	7/01/06	275		262,845

						4,655,895

Rhode Island 0.3%
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. A	Baa3	6.125	6/01/32	2,000		1,710,940

South Carolina 2.3%
Berkeley Cnty. Wtr. & Swr. Rev. Sys.,
M.B.I.A.	Aaa	5.00	6/01/14	1,250		1,338,700
M.B.I.A.	Aaa	5.25	6/01/16	1,000		1,075,100
Charleston Waterworks & Swr. Rev., E.T.M.	Aaa	10.375	1/01/10	6,040		7,328,815
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs Rev., Ref. & Impvt., Palmetto Hlth., Ser. C	Baa2	6.875	8/01/27	3,000		3,217,410

						12,960,025

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	17

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Tennessee 2.1%
Bristol Hlth. & Edl. Fac. Rev., Bristol Mem. Hosp., F.G.I.C.	Aaa	6.75%	9/01/10	$5,000	(e)	$5,840,000
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlth. Care	A3	6.50	9/01/26	1,500		1,617,960
Tennessee Hsg. Dev. Agy. Rev., Homeownership PG, A.M.T.	Aa2	5.00	7/01/34	4,000		4,130,920

						11,588,880

Texas 7.0%
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,750		1,837,045
TXU Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/29	1,000		1,028,470
Brazos River Auth. Rev., Houston Inds. Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500		3,588,165
Dallas Ft. Worth, Reg. Arpt. Rev., F.G.I.C.,
Ser. A	Aaa	7.375	11/01/08	3,500		3,570,595
Ser. A	Aaa	7.375	11/01/09	3,500		3,570,595
Harris Cnty. Rev., Toll Rd., Ser. B-1	Aaa	5.00	8/15/16	2,500		2,636,000
Houston Util. Sys. Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	9,000		9,408,690
Lower Co. River Auth. Transmission Contract Rev., LCRA Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	2,250		2,292,367
Matagorda Cnty. Nav. Dist. No. 1, Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000		1,971,540
Panhandle Reg. Hsg. Fin. Corp. Rev., Multi-Family Hsg., Ser. A	A3	6.75	3/01/31	3,000		3,141,990
Royse City Indpt. Sch. Dist., Sch. Bldg., G.O.	AAA(d)	5.00	8/15/28	2,400		2,349,816
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000		1,032,550
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin.Sys., M.B.I.A.	Aaa	5.50	11/01/18	2,240		2,413,085

						38,840,908

See Notes to Financial Statements

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Virginia 0.8%
Gloucester Cnty. Ind. Dev., Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.	BBB(d)	5.125%	9/01/38	$2,300		$2,302,484
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Hlth. Sys. Inc., Ser. A	A3	5.60	11/15/30	850		857,854
Sussex Cnty. Ind., Dev. Auth., Solid Wste. Disp. Rev., Atlantic Wste., Ser. A	BBB(d)	5.125	6/01/28	1,400		1,401,512

						4,561,850

Washington 4.8%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	3,500		3,748,815
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000		4,485,320
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000		3,369,990
Proj. No. 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010		4,292,906
King Cnty., G.O., Ser. B	Aa1	5.85	12/01/13	6,770	(b)	7,582,129
Skagit Cnty. Cons. Sch. Dist., G.O., No. 320, Mount Vernon, M.B.I.A.	Aaa	5.50	12/01/18	3,255		3,504,105

						26,983,265

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B	A2	6.75	9/01/30	2,000	(b)(e)	2,375,980

Wisconsin 1.1%
Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa	5.25	10/01/34	4,250		4,277,327
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000		2,009,540

						6,286,867

Total long-term investments (cost $521,409,710)						534,845,755

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	19

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 3.0%

Alaska 1.6%
Valdez Marine Term Rev. BP Pipelines Inc. Proj., Ser. A	VMIG1	1.10%	7/01/04	$9,200	$9,200,000

Indiana 0.2%
Whiting Environ. Facs. Rev., BP Prods. Proj., Ser. C, F.R.D.D.(h)	VMIG1	1.13	7/02/04	900	900,000

New York 0.0%
New York City, Ser. D	A2	8.00	8/01/04	30	30,167
New York St., Fitch Light Rtg., Ser. A	A2	7.75	8/15/04	15	15,058

					45,225

South Dakota 0.2%
Lawrence Cnty. Solid Wste. Disp. Rev., Homestake Mining, Ser. A, A.M.T.	P1	1.12	7/01/04	1,000	1,000,000

Washington 1.0%
Washington St. Hsg. Fin. Comn., Multi-Fam. Rev., Reg. Pk. Apts. Proj., Ser. A, F.R.D.D.(h)	A-1+(d)	1.18	7/02/04	5,720	5,720,000

Total short-term investments (cost $16,864,640)					16,865,225

Total Investments 98.8% (cost $538,274,350, Note 5)					551,710,980
Other assets in excess of liabilities 1.2%					6,711,058

Net Assets 100%					$558,422,038

See Notes to Financial Statements

20	Visit our website at www.jennisondryden.com

(a)	The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A. M. T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O P.—Certificate of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note (h)

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Company

M.B.I.A.—Municipal Bond Insurance Corporation

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—X.L. Capital Assurance

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Represent issuer in default on interest payments; non-income producing security.
(g)	Fair valued security.
(h)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

NR— Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	21

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at value (Cost $538,274,350)	$551,710,980
Interest receivable	8,042,244
Receivable for Fund shares sold	177,120
Prepaid expenses	1,435

Total assets	559,931,779

Liabilities
Payable for Fund shares reacquired	710,913
Management fee payable	221,439
Dividends payable	186,794
Distribution fee payable	123,326
Accrued expenses	109,917
Due to broker-variation margin	68,438
Payable to custodian	50,154
Deferred directors' fees	38,760

Total liabilities	1,509,741

Net Assets	$558,422,038

Net assets were comprised of:
Common stock, at par	$374,149
Paid-in capital in excess of par	542,606,985

542,981,134
Undistributed net investment income	15,048
Accumulated net realized gain on investments	2,187,615
Net unrealized appreciation on investments	13,238,241

Net assets, June 30, 2004	$558,422,038

See Notes to Financial Statements

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Class A
Net asset value and redemption price per share ($512,515,947 ÷ 34,346,139 shares of common stock issued and outstanding)	$14.92

Maximum sales charge (4% of offering price)	0.62

Maximum offering price to public	$15.54

Class B
Net asset value, offering price and redemption price per share ($37,504,309 ÷ 2,506,414 shares of common stock issued and outstanding)	$14.96

Class C
Net asset value, offering price and redemption price per share ($4,442,812 ÷ 296,899 shares of common stock issued and outstanding)	$14.96

Class Z
Net asset value, offering price and redemption price per share ($3,958,970 ÷ 265,476 shares of common stock issued and outstanding)	$14.91

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	23

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$13,646,236

Expenses
Management fee	1,404,668
Distribution fee—Class A	666,567
Distribution fee—Class B	101,763
Distribution fee—Class C	17,957
Transfer agent’s fees and expenses	179,000
Custodian’s fees and expenses	83,000
Reports to shareholders	37,000
Registration fees	22,000
Legal fees and expenses	22,000
Audit fee	16,000
Directors’ fees	8,000
Miscellaneous	12,873

Net expenses	2,570,828

Net investment income	11,075,408

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,340,892
Financial futures transactions	(705,275)
Interest rate swap	215,414

1,851,031

Net change in unrealized depreciation on:
Investments	(17,066,501)
Financial futures contracts	(232,702)

(17,299,203)

Net loss on investments	(15,448,172)

Net Decrease In Net Assets Resulting From Operations	$(4,372,764)

See Notes to Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$11,075,408	$26,302,309
Net realized gain on investments	1,851,031	17,121,170
Net change in unrealized depreciation on investments	(17,299,203)	(15,330,607)

Net increase (decrease) in net assets resulting from operations	(4,372,764)	28,092,872

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(10,172,178)	(24,277,037)
Class B	(725,301)	(1,807,328)
Class C	(79,263)	(217,673)
Class Z	(83,618)	(200,339)

	(11,060,360)	(26,502,377)

Distributions from net realized gains
Class A	(6,529,095)	(12,312,948)
Class B	(497,145)	(960,586)
Class C	(55,058)	(118,349)
Class Z	(50,922)	(97,858)

	(7,132,220)	(13,489,741)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	7,469,130	39,864,688
Net asset value of shares issued in reinvestment of dividends and distributions	11,854,908	25,419,257
Cost of shares reacquired	(39,525,297)	(106,171,423)

Decrease in net assets from Fund share transactions	(20,201,259)	(40,887,478)

Total decrease	(42,766,603)	(52,786,724)

Net Assets
Beginning of period	601,188,641	653,975,365

End of period(a)	$558,422,038	$601,188,641

(a) Includes undistributed net investment income	$15,048	$—

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	25

Notes to Financial Statements (Unaudited)

Dryden National Municipals Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

Dryden National Municipals Fund, Inc.	27

Notes to Financial Statements (Unaudited)

Cont’d

basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Written Options, financial future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted

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accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden National Municipals Fund, Inc.	29

Notes to Financial Statements (Unaudited)

Cont’d

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received approximately $73,800 and $100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2004. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for the six months ended June 30, 2004, it received approximately $34,200 and $1,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October 29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $139,000 for the services of PMFS. As of June 30, 2004, approximately $22,600 of such fees

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were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $8,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) was approximately $7,200 for the six months ended June 30, 2004. As of June 30, 2004 approximately $1,200 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2004, aggregated $ 292,553,131 and $ 326,490,501 respectively.

During the six months ended June 30, 2004, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Depreciation
	Short Position:
30	U.S. Treasury Notes	Sep. ‘04	$3,220,246	$3,279,843	$(59,597)
50	U.S. Treasury Bonds	Sep. ‘04	$5,179,958	$5,318,750	$(138,792)

					$(198,389)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$537,930,581	$20,248,929	$(6,468,530)	$13,780,399

The differences between book and tax basis are primarily attributable to differences in the treatment of premium amortization for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of up to 3%. Class A shares

Dryden National Municipals Fund, Inc.	31

Notes to Financial Statements (Unaudited)

Cont’d

purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 4%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2004:
Shares sold	304,797	$4,695,017
Shares issued in reinvestment of dividends and distributions	722,814	10,930,896
Shares reacquired	(2,238,620)	(34,269,964)

Net increase (decrease) in shares outstanding before conversion	(1,211,009)	(18,644,051)
Shares issued upon conversion from Class B	150,075	2,294,742

Net increase (decrease) in shares outstanding	(1,060,934)	$(16,349,309)

Year ended December 31, 2003:
Shares sold	1,939,392	$30,259,674
Shares issued in reinvestment of dividends and distributions	1,489,785	23,336,684
Shares reacquired	(6,048,216)	(94,706,403)

Net increase (decrease) in shares outstanding before conversion	(2,619,039)	(41,110,045)
Shares issued upon conversion from Class B	356,912	5,659,375

Net increase (decrease) in shares outstanding	(2,262,127)	$(35,450,670)

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Class B	Shares	Amount
Six months ended June 30, 2004:
Shares sold	108,295	$1,677,430
Shares issued in reinvestment of dividends and distributions	48,254	731,275
Shares reacquired	(216,377)	(3,314,381)

Net increase (decrease) in shares outstanding before conversion	(59,828)	(905,676)
Shares reacquired upon conversion into Class A	(149,683)	(2,294,742)

Net increase (decrease) in shares outstanding	(209,511)	$(3,200,418)

Year ended December 31, 2003:
Shares sold	339,315	$5,350,156
Shares issued in reinvestment of dividends and distributions	104,314	1,639,271
Shares reacquired	(373,737)	(5,873,403)

Net increase (decrease) in shares outstanding before conversion	69,892	1,116,024
Shares reacquired upon conversion into Class A	(355,943)	(5,659,375)

Net increase (decrease) in shares outstanding	(286,051)	$(4,543,351)

Class C
Six months ended June 30, 2004:
Shares sold	15,612	$240,521
Shares issued in reinvestment of dividends and distributions	6,438	97,592
Shares reacquired	(56,906)	(882,960)

Net increase (decrease) in shares outstanding	(34,856)	$(544,847)

Year ended December 31, 2003:
Shares sold	82,635	$1,300,395
Shares issued in reinvestment of dividends and distributions	14,913	234,416
Shares reacquired	(150,827)	(2,366,307)

Net increase (decrease) in shares outstanding	(53,279)	$(831,496)

Class Z
Six months ended June 30, 2004:
Shares sold	56,443	$856,162
Shares issued in reinvestment of dividends and distributions	6,291	95,145
Shares reacquired	(69,405)	(1,057,992)

Net increase (decrease) in shares outstanding	(6,671)	$(106,685)

Year ended December 31, 2003:
Shares sold	187,922	$2,954,463
Shares issued in reinvestment of dividends and distributions	13,327	208,886
Shares reacquired	(206,322)	(3,225,310)

Net increase (decrease) in shares outstanding	(5,073)	$(61,961)

Dryden National Municipals Fund, Inc.	33

Notes to Financial Statements (Unaudited)

Cont’d

Note 7. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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Financial Highlights

June 30, 2004	SEMIANNUAL REPORT

Dryden National Municipals Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$15.52

Income from investment operations
Net investment income	.29
Net realized and unrealized gain (loss) on investment transactions	(.41)

Total from investment operations	(.12)

Less distributions
Dividends from net investment income	(.29)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.19)

Total distributions	(.48)

Net asset value, end of period	$14.92

Total Return(a):		(.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$512,516
Average net assets (000)	$536,184
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.86	%(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)
Net investment income	3.82	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	51%

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.

See Notes to Financial Statements

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Class A
Year Ended December 31,
2003	2002	2001	2000	1999

$15.82	$15.32	$15.59	$14.72	$16.06

.67	.75	.75	.76	.76
.05	.64	(.13)	.88	(1.34)

.72	1.39	.62	1.64	(.58)

(.67)	(.73)	(.76)	(.76)	(.76)
—	—	—	(.01)	— (b)
(.35)	(.16)	(.13)	—	—

(1.02)	(.89)	(.89)	(.77)	(.76)

$15.52	$15.82	$15.32	$15.59	$14.72

4.63%	9.27%	3.95%	11.45%	(3.69)%

$549,537	$595,874	$579,335	$609,245	$498,428
$570,837	$584,236	$599,337	$487,811	$531,603

.87%	.87%	.89%	.88%	.86%
.62%	.62%	.64%	.63%	.61%
4.22%	4.68%	4.76%	5.09%	4.88%

157%	97%	66%	122%	30%

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$15.56

Income from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	(.41)

Total from investment operations	(.13)

Less distributions
Dividends from net investment income	(.28)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.19)

Total distributions	(.47)

Net asset value, end of period	$14.96

Total Return(a):	(.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$37,504
Average net assets (000)	$40,929
Ratios to average net assets:
Expenses, including distribution and service (12b-1)fees	1.11	%(c)
Expenses, excluding distribution and service (12b-1) fees	.61	%(c)
Net investment income	3.56	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Annualized.

See Notes to Financial Statements

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Class B
Year Ended December 31,
2003	2002	2001	2000	1999

$15.86	$15.36	$15.63	$14.75	$16.10

.63	.71	.71	.73	.73
.05	.64	(.13)	.89	(1.35)

.68	1.35	.58	1.62	(.62)

(.63)	(.69)	(.72)	(.73)	(.73)
—	—	—	(.01)	— (b)
(.35)	(.16)	(.13)	—	—

(.98)	(.85)	(.85)	(.74)	(.73)

$15.56	$15.86	$15.36	$15.63	$14.75

4.37%	8.99%	3.70%	11.23%	(3.98)%

$42,267	$47,612	$48,972	$59,260	$92,265
$45,147	$49,097	$54,043	$73,531	$118,044

1.12%	1.12%	1.14%	1.13%	1.11%
.62%	.62%	.64%	.63%	.61%
3.97%	4.43%	4.52%	4.85%	4.62%

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$15.56

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(.41)

Total from investment operations	(.15)

Less distributions
Dividends from net investment income	(.26)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.19)

Total distributions	(.45)

Net asset value, end of period	$14.96

Total Return(a):	(.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,443
Average net assets (000)	$4,815
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.36	%(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)
Net investment income	3.31	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of Class C shares.
(d)	Annualized.

See Notes to Financial Statements

40	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2003	2002	2001	2000	1999

$15.86	$15.36	$15.63	$14.75	$16.10

.59	.67	.67	.69	.69
.05	.64	(.13)	.89	(1.35)

.64	1.31	.54	1.58	(.66)

(.59)	(.65)	(.68)	(.69)	(.69)
—	—	—	(.01)	— (b)
(.35)	(.16)	(.13)	—	—

(.94)	(.81)	(.81)	(.70)	(.69)

$15.56	$15.86	$15.36	$15.63	$14.75

4.11%	8.71%	3.45%	10.96%	(4.22)%

$5,163	$6,107	$5,183	$3,213	$3,060
$5,792	$5,709	$4,032	$2,473	$2,643

1.37%	1.37%	1.39%	1.38%	1.36%
.62%	.62%	.64%	.63%	.61%
3.73%	4.17%	4.28%	4.60%	4.39%

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$15.51

Income from investment operations
Net investment income	.31
Net realized and unrealized gain (loss) on investment transactions	(.41)

Total from investment operations	(.10)

Less distributions
Dividends from net investment income	(.31)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.19)

Total distributions	(.50)

Net asset value, end of period	$14.91

Total Return(a):	(.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,959
Average net assets (000)	$4,133
Ratios to average net assets:
Expenses, including distribution fees	.61	%(d)
Expenses, excluding distribution fees	.61	%(d)
Net investment income	4.07	%(d)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Commencement of offering of Class Z shares.
(d)	Annualized.

See Notes to Financial Statements

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,				January 22, 1999(c) Through December 31, 1999
2003	2002	2001	2000

$15.81	$15.32	$15.58	$14.71	$16.11

.71	.78	.78	.80	.73
.05	.64	(.12)	.88	(1.40)

.76	1.42	.66	1.68	(.67)

(.71)	(.77)	(.79)	(.80)	(.73)
—	—	—	(.01)	—	(b)
(.35)	(.16)	(.13)	—	—

(1.06)	(.93)	(.92)	(.81)	(.73)

$15.51	$15.81	$15.32	$15.58	$14.71

4.90%	9.47%	4.26%	11.73%	(4.22)%

$4,221	$4,383	$1,924	$1,183	$797
$4,453	$3,314	$1,673	$765	$1,391

.62%	.62%	.64%	.63%	.64	%(d)
.62%	.62%	.64%	.63%	.64	%(d)
4.47%	4.91%	5.05%	5.34%	5.45	%(d)

See Notes to Financial Statements

Dryden National Municipals Fund, Inc.	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden National Muncipals Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	N/A
CUSIP	262470107	262470206	262470305	262470404

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden National Municipals Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	N/A
CUSIP	262470107	262470206	262470305	262470404

MF104E2    IFS-A095342    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.